Document and Entity Information	Dec. 17, 2025
Cover [Abstract]
Entity Registrant Name	Bausch & Lomb Corp
Security Exchange Name	NYSE
Amendment Flag	false
Entity Central Index Key	0001860742
Document Type	8-K
Document Period End Date	Dec. 17, 2025
Entity Incorporation State Country Code	Z4
Entity File Number	001-41380
Entity Tax Identification Number	98-1613662
Entity Address, Address Line One	520 Applewood Crescent
Entity Address, City or Town	Vaughan
Entity Address, State or Province	ON
Entity Address, Country	CA
Entity Address, Postal Zip Code	L4K 4B4
City Area Code	(905)
Local Phone Number	695-7700
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	BLCO
Trading Symbol	BLCO
Entity Emerging Growth Company	false